Morgan,  Lewis  &  Bockius  LLP
1111  Pennsylvania  Avenue,  NW
Washington,  DC  20004
Tel:  202.739.3000
Fax:  202.739.3001
www.morganlewis.com


October  14,  2011


VIA  EDGAR



US  Securities  and  Exchange  Commission
100  F  Street,  NE
Washington,  DC  20549

Re:      The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400):
         Post-Effective  Amendment  No.  162  Filing  Pursuant  to  Rule  485(a)
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Ladies  and  Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, and the Investment Company Act of 1940, Post-Effective Amendment No. 162 ("PEA No. 162") to the Trust's Registration Statement on Form N-1A. The purpose of PEA No. 162 is to register a new series of the Trust: the WHG Short Duration High Yield Fund.

If you have any questions regarding PEA No. 162, please do not hesitate to contact me at (202) 739-5676.


Sincerely,

/s/:  Beau  Yanoshik
--------------------
Beau  Yanoshik